J.P. Morgan Series Trust
Supplement effective May 22, 2000, to the following Prospectus:

     J.P. Morgan Institutional Market Neutral Fund, dated October 1, 1999, as revised March 3, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                              Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                    500 Stanton Christiana Road
                                                        Newark, DE 19713
                                                            1-800-766-7722